Share Capital - Schedule of Dividends Declared and Recorded (Details) $ / shares in Units, $ in Millions	12 Months Ended
Dec. 31, 2023 CAD ($) $ / shares
Ordinary shares per share, period one
Disclosure of Dividends [line items]
Dividend per Share (in cad per share) | $ / shares	$ 0.180
Paid | $	$ 20.0
Ordinary shares per share, period two
Disclosure of Dividends [line items]
Dividend per Share (in cad per share) | $ / shares	$ 0.195
Paid | $	$ 21.7
Ordinary shares per share, period three
Disclosure of Dividends [line items]
Dividend per Share (in cad per share) | $ / shares	$ 0.195
Paid | $	$ 21.6
Ordinary shares per share, period four
Disclosure of Dividends [line items]
Dividend per Share (in cad per share) | $ / shares	$ 0.195
Paid | $	$ 21.6
Ordinary shares per share, period five
Disclosure of Dividends [line items]
Dividend per Share (in cad per share) | $ / shares	$ 0.195
Paid | $	$ 0.0